SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2015
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
NOTE 20 — SUBSEQUENT EVENTS
On July 30, 2015, the Board of Directors of the Company declared a quarterly cash dividend of  $0.10 per share of the Company’s common stock payable to stockholders of record as of August 13, 2015, which was paid on August 27, 2015.